Net Loss per Share - Summary of Potential Dilutive Securities, Presented Based on Amounts Outstanding (Detail) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive net loss per share	6,538,435	20,102,734	20,040,099	20,565,557
Convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive net loss per share		14,961,027	14,961,027	14,961,027
Unvested restricted common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive net loss per share	956,718	1,970,209	1,705,188	2,819,949
Stock option to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive net loss per share	5,581,717	3,171,498	3,373,884	2,784,581